Prepayments and Other Assets (Details) - Schedule of Prepayments and Other Assets - USD ($)		Oct. 31, 2022	Oct. 31, 2021
Prepaid Expense and Other Assets [Abstract]
Prepayment for fuel and other costs		$ 6,828,645	$ 7,873,165
Prepayment for keyman insurance		871,490	896,272
Others		787,853	95,088
Total		8,487,988	8,864,525
Including:
Prepayments and other current assets		6,949,397	7,918,253
Prepayments and other non-current assets	[1]	$ 1,538,591	$ 946,272

[1]	Included deferred offering cost of $667,101 and $50,000 as of October 31, 2022 and 2021, respectively.